Long-term investments - Equity securities without readily determinable fair value (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Securities, FV-NI and without Readily Determinable Fair Value [Abstract]
Initial cost	¥ 143,209	¥ 5,442
Net cumulative fair value adjustments	94,711	0	¥ 0
Carrying value	¥ 237,920	¥ 5,442